SA Allocation Moderately Aggressive Portfolio Expense Example - SA Allocation Moderately Aggressive Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	977
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,270